Postretirement Benefit Plans (Funding Policy Narratives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefit Plan [Member]
Funding Policy [Abstract]
Amount Expected To Be Contributed To Fund Company Pension Plan	$ 0	$ 0	$ 0
Pension Benefit Plan [Member] | Principal pension plans [Member]
Funding Policy [Abstract]
Expected Future Benefit Payments And Administrative Expenses	265	236
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member]
Funding Policy [Abstract]
Expected Future Benefit Payments And Administrative Expenses	540	726
Retiree Benefit Plan [Member]
Funding Policy [Abstract]
Amount Expected To Be Contributed To Fund Company Pension Plan	$ 540